Consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING REVENUES
Service	$ 11,882	$ 11,332
Equipment	2,213	1,973
Revenues arising from contracts with customers	14,095	13,305
Other operating income	273	103
Total	14,368	13,408
OPERATING EXPENSES
Goods and services purchased	6,368	5,904
Employee benefits expense	2,896	2,594
Depreciation	1,669	1,617
Amortization of intangible assets	598	552
Total	11,531	10,667
OPERATING INCOME	2,837	2,741
Financing costs	661	573
INCOME BEFORE INCOME TAXES	2,176	2,168
Income taxes	552	590
NET INCOME	1,624	1,578
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(18)	19
Foreign currency translation adjustment arising from translating financial statements of foreign operations	(30)	5
Total items that may be reclassified to income	(48)	24
Items never subsequently reclassified to income
Change in measurement of investment financial assets	(1)	(12)
Employee defined benefit plan re-measurements	333	(172)
Items never subsequently reclassified to income	332	(184)
Total	284	(160)
COMPREHENSIVE INCOME	1,908	1,418
NET INCOME ATTRIBUTABLE TO:
Common Shares	1,600	1,559
Non-controlling interests	24	19
NET INCOME	1,624	1,578
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	1,898	1,395
Non-controlling interests	10	23
COMPREHENSIVE INCOME	$ 1,908	$ 1,418
NET INCOME PER COMMON SHARE
Basic	$ 2.68	$ 2.63
Diluted	$ 2.68	$ 2.63
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	597	593
Diluted	597	593